Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (234,195)	$ (105,587)
Adjustments for:
Share-based compensation	8,320	5,791
Depletion and amortization	48,270	52,786
Finance costs	7,161	6,864
Gain on disposal of stream and offtake interests	(7,636)	(9,094)
Impairment of assets	248,300	166,316
Impairment of an investment in associate	12,500
Share of loss of associates	22,209	9,013
Net gain on acquisition of investments	(1,006)	(1,934)
Net loss (gain) on disposal of investments	27,391	(6,956)
Net loss (gain) on dilution of investments in associates	3,687	(1,545)
Change in fair value of financial assets at fair value through profit and loss	1,089	7,837
Deferred income tax recovery	(41,197)	(35,970)
Foreign exchange loss	1,901	179
Settlement of deferred and restricted share units	(589)	(3,117)
Other	173	194
Net cash flows provided by operating activities before changes in non-cash working capital items	96,378	84,777
Changes in non-cash working capital items	(4,780)	(2,619)
Net cash flows provided by operating activities	91,598	82,158
Investing activities
Acquisition of short-term investments	(39,597)	(10,000)
Cash acquired through the acquisition of Barkerville	8,312	0
Transaction fees paid on acquisition of Barkerville	(1,513)	0
Acquisition of investments	(62,815)	(104,746)
Proceeds on disposal of investments	130,128	27,043
Acquisition of royalty and stream interests	(77,814)	(141,101)
Proceeds on sale of royalty and stream interests	57,016	159,383
Mining interests and plant and equipment	(6,321)	(105)
Exploration and evaluation tax credits, net of expenses	166	3,891
Net cash flows provided by (used in) investing activities	7,562	(65,635)
Financing activities
Exercise of share options and shares issued under the share purchase plan	21,783	358
Increase in long-term debt	19,772	0
Repayment of long-term debt	(30,000)	(123,475)
Common shares acquired and cancelled through a share repurchase	(129,486)	0
Normal course issuer bid purchase of common shares	(13,533)	(31,243)
Dividends paid	(27,455)	(27,809)
Other	(2,991)	(977)
Net cash flows used in financing activities	(161,910)	(183,146)
Decrease in cash before effects of exchange rate changes on cash	(62,750)	(166,623)
Effects of exchange rate changes on cash	(3,292)	7,183
Decrease in cash	(66,042)	(159,440)
Cash - January 1	174,265	333,705
Cash - December 31	$ 108,223	$ 174,265